Taxation (Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Beginning balance	$ 193,918	$ 188,760	$ 181,640
Increases related to prior year tax positions	7,534	4,827	6,207
Foreign currency translation adjustment	(1,224)	331	913
Ending balance	$ 200,228	$ 193,918	$ 188,760